Unaudited Interim Condensed Consolidated Balance Sheets		Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 HKD ($)
CURRENT ASSETS
Cash and cash equivalents		$ 81,047,102	$ 10,431,712	$ 35,885,666
Accounts receivable, net		13,476,241	1,734,550	14,557,523
Amount due from a director				145,166
Merchandise inventories, net		1,135,068	146,096	1,855,686
Taxes receivables		104,085	13,397	395,005
Prepayments		5,000	644	5,000
TOTAL CURRENT ASSETS		95,767,496	12,326,399	52,844,046
NON-CURRENT ASSETS
Property and equipment, net
Deferred initial public offering costs				5,252,768
Long-term deposits		16,200	2,085	16,200
TOTAL NON-CURRENT ASSETS		16,200	2,085	5,268,968
TOTAL ASSETS		95,783,696	12,328,484	58,113,014
CURRENT LIABILITIES
Accounts payable		1,098,929	141,445	732,340
Accruals		920,901	118,531	1,018,618
Contract liabilities				1,008,415
TOTAL CURRENT LIABILITIES		22,438,011	2,888,035	27,037,713
TOTAL LIABILITIES		22,438,011	2,888,035	27,037,713
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary Shares, US$0.00000625 par value, 8,000,000,000 Ordinary Shares authorized, 16,000,000 shares and 17,613,083 shares issued and outstanding as of March 31, 2024 and September 30, 2024, respectively(1)	[1]	862	110	783
Additional paid-in capital		37,717,487	4,854,683	99,217
Retained earnings		35,627,336	4,585,656	30,975,301
TOTAL SHAREHOLDERS’ EQUITY		73,345,685	9,440,449	31,075,301
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		95,783,696	12,328,484	58,113,014
Related Party
CURRENT LIABILITIES
Accounts payable - related party		$ 20,418,181	$ 2,628,059	$ 24,278,340

[1]	1,500,000 ordinary shares were issued on May 15, 2024, and 113,083 ordinary shares were issued on July 5, 2024.